UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—August 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2023
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	18
Treasury Money Market Fund	32
Trustees Approve Advisory Arrangements	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2023
	Beginning Account Value 2/28/2023	Ending Account Value 8/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,025.30	$0.51
Federal Money Market Fund	$1,000.00	$1,025.30	$0.56
Treasury Money Market Fund	$1,000.00	$1,025.00	$0.46
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.70	$0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	59.3%
8 - 30 Days	8.4
31 - 60 Days	11.8
61 - 90 Days	6.7
91 - 180 Days	11.1
Over 180 Days	2.7

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (64.5%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	9/1/23	52,000	51,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	5.360%	9/1/23	71,000	70,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.325%	9/1/23	79,938	79,937
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	263,175	263,170
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	65,648	65,648
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.345%	9/1/23	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	27,839	27,838
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.380%	9/1/23	130,709	130,707
	Federal Farm Credit Discount Notes	5.322%	11/24/23	3,554	3,510
	Federal Home Loan Banks	5.020%	12/14/23	447,000	446,995
	Federal Home Loan Banks	5.510%	4/1/24	478,190	478,190
	Federal Home Loan Banks	5.500%	4/1/24	224,500	224,500
	Federal Home Loan Banks	5.350%	5/30/24	297,760	297,760
	Federal Home Loan Banks Discount Notes	5.389%	9/6/23	2,009	2,008
	Federal Home Loan Banks Discount Notes	5.158%–5.164%	9/13/23	158,792	158,525
	Federal Home Loan Banks Discount Notes	5.205%	9/15/23	29,766	29,707
	Federal Home Loan Banks Discount Notes	5.399%	9/19/23	3,462	3,453
	Federal Home Loan Banks Discount Notes	5.315%	9/20/23	181,560	181,062
	Federal Home Loan Banks Discount Notes	5.366%	9/22/23	445,140	443,790
	Federal Home Loan Banks Discount Notes	5.369%	9/26/23	148,865	148,327
	Federal Home Loan Banks Discount Notes	5.301%–5.392%	10/11/23	684,760	680,749
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	10/13/23	270,932	269,267
	Federal Home Loan Banks Discount Notes	5.314%	10/16/23	169,000	167,893
	Federal Home Loan Banks Discount Notes	5.307%–5.332%	10/18/23	925,217	918,860
	Federal Home Loan Banks Discount Notes	5.313%–5.418%	10/20/23	350,264	347,752
	Federal Home Loan Banks Discount Notes	5.356%–5.445%	10/25/23	625,740	620,794
	Federal Home Loan Banks Discount Notes	5.308%–5.428%	10/27/23	204,423	202,742
	Federal Home Loan Banks Discount Notes	5.374%–5.435%	11/1/23	72,656	72,005
	Federal Home Loan Banks Discount Notes	5.372%	11/3/23	497,245	492,646
	Federal Home Loan Banks Discount Notes	5.372%	11/8/23	45,308	44,856

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.359%–5.453%	11/10/23	351,597	347,992
	Federal Home Loan Banks Discount Notes	5.466%	11/14/23	6,000	5,934
	Federal Home Loan Banks Discount Notes	5.441%	11/15/23	44,387	43,897
	Federal Home Loan Banks Discount Notes	5.393%	11/17/23	82,943	82,008
	Federal Home Loan Banks Discount Notes	5.396%	11/24/23	451,676	446,082
	Federal Home Loan Banks Discount Notes	5.505%	12/13/23	40,234	39,619
	Federal Home Loan Banks Discount Notes	5.506%	12/15/23	29,521	29,061
	Federal Home Loan Banks Discount Notes	5.511%	12/20/23	29,521	29,039
	Federal Home Loan Banks Discount Notes	5.466%	12/22/23	297,568	292,624
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	297,982	291,652
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	893,658	874,554
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	9/1/23	448,600	448,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	11/27/23	29,500	29,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	549,000	549,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	482,100	482,100
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	216,720	216,720
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	159,400	159,400
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	118,900	118,900
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/15/23	236,800	236,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	296,105	296,105
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	147,975	147,975
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/22/23	471,000	471,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/26/23	29,600	29,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	710,305	710,305
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	600,000	600,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	477,200	477,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	397,300	397,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	336,400	336,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	310,300	310,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	242,975	242,975
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	241,665	241,665
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	239,000	239,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	239,000	239,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	141,875	141,875
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	84,210	84,210
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/25/23	298,000	298,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	11/20/23	147,525	147,525
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	12/11/23	148,090	148,090
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/24/24	732,670	732,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/29/24	330,830	330,830
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	722,225	722,225
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	483,400	483,400
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	429,515	429,515
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	141,875	141,875
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	118,900	118,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	108,000	108,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	708,300	708,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	109,955	109,955
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	82,355	82,355
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/19/23	149,000	149,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/20/23	149,005	149,005
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/9/24	444,215	444,215
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/17/24	500,000	500,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/20/24	214,640	214,640
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/26/24	59,105	59,105
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/27/24	1,062,360	1,062,360
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/28/24	443,755	443,755
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	10/24/23	298,065	298,065
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/4/24	187,000	187,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/8/24	295,640	295,640
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	9/1/23	238,600	238,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	11/28/23	298,000	298,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/22/24	295,195	295,195
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	222,000	222,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	105,000	105,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	4/5/24	591,680	591,680
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	532,000	532,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	238,600	238,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	11/24/23	595,600	595,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	2/16/24	44,335	44,337
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	598,000	598,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	174,000	174,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	121,000	121,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	119,625	119,625
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	598,300	598,300
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	482,300	482,300
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	235,000	235,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	447,400	447,400
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	273,000	273,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	202,000	202,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	166,000	166,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.375%	9/1/23	297,800	297,800
[2]	Federal Home Loan Banks, SOFR + 0.080%	5.380%	9/1/23	1,000,000	1,000,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	806,050	806,050
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	298,000	298,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	297,100	297,100
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.395%	9/1/23	994,215	994,216
[2]	Federal Home Loan Banks, SOFR + 0.100%	5.400%	9/1/23	1,000,000	1,000,000
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.420%	9/1/23	10,815	10,818
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	177,920	176,792
	United States Treasury Bill	4.965%	9/1/23	2,119,128	2,101,690
	United States Treasury Bill	4.561%–4.960%	9/1/23	1,856,435	1,848,811
	United States Treasury Bill	4.557%–4.880%	9/5/23	2,000,000	1,998,844
	United States Treasury Bill	5.137%–5.152%	9/7/23	1,111,000	1,110,023
	United States Treasury Bill	4.561%–5.007%	9/19/23	805,900	803,783
	United States Treasury Bill	4.565%–5.185%	9/26/23	2,365,647	2,356,966
	United States Treasury Bill	4.829%–5.163%	9/28/23	1,422,333	1,416,742
	United States Treasury Bill	5.014%–5.142%	10/5/23	1,250,897	1,244,719
	United States Treasury Bill	4.955%	10/10/23	456,200	453,632
	United States Treasury Bill	4.946%–5.284%	10/12/23	1,676,680	1,666,654
	United States Treasury Bill	4.955%–5.074%	10/17/23	531,517	527,976
	United States Treasury Bill	4.980%–5.232%	10/19/23	1,589,736	1,578,603
	United States Treasury Bill	4.965%–5.108%	10/24/23	2,165,184	2,148,321
	United States Treasury Bill	4.949%	10/26/23	1,940,000	1,924,378
	United States Treasury Bill	5.012%	11/2/23	1,760,599	1,744,588
	United States Treasury Bill	5.157%	11/7/23	1,014,000	1,004,092
	United States Treasury Bill	5.001%	11/9/23	1,047,000	1,036,284
	United States Treasury Bill	5.268%	11/16/23	451,248	446,204
	United States Treasury Bill	5.275%	11/24/23	887,501	876,526
	United States Treasury Bill	5.313%–5.451%	11/30/23	2,552,463	2,518,459
	United States Treasury Bill	5.212%	12/19/23	645,372	635,006
	United States Treasury Bill	5.222%	12/26/23	1,625,000	1,597,170
	United States Treasury Bill	5.237%	1/2/24	1,085,000	1,065,884
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.338%	9/1/23	72,960	72,924
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.450%	9/1/23	900,000	900,000
Total U.S. Government and Agency Obligations (Cost $70,349,397)					70,349,397

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (40.5%)
Bank of Montreal (Dated 7/24/23, Repurchase Value $147,953,000, collateralized by United States Treasury Bill 0.000%, 10/26/23–2/22/24, with a value of $149,940,000)	5.305%	9/6/23	147,000	147,000
Bank of Montreal (Dated 7/27/23, Repurchase Value $148,214,000, collateralized by United States Treasury Note/Bond 4.000%–4.625%, 2/28/25–7/31/30, with a value of $149,940,000)	5.310%	9/21/23	147,000	147,000
Bank of Montreal (Dated 8/23/23, Repurchase Value $73,312,000, collateralized by United States Treasury Bill 0.000%, 10/19/23, with a value of $74,460,000)	5.305%	9/21/23	73,000	73,000
Canadian Imperial Bank of Commerce (Dated 7/27/23, Repurchase Value $1,468,027,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 7/15/24–2/15/50, and United States Treasury Note/Bond 0.500%–4.250%, 7/31/24–11/15/52, with a value of $1,485,120,000)	5.310%	9/21/23	1,456,000	1,456,000
Canadian Imperial Bank of Commerce (Dated 8/29/23, Repurchase Value $43,146,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 2/15/50–2/15/52, and United States Treasury Note/Bond 0.500%–4.125%, 12/31/25–2/15/49, with a value of $43,860,000)	5.310%	9/21/23	43,000	43,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $489,072,000, collateralized by United States Treasury Note/Bond 0.250%–1.750%, 3/15/25–10/31/25, with a value of $498,780,000)	5.300%	9/1/23	489,000	489,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $279,041,000, collateralized by United States Treasury Note/Bond 0.375%–2.375%, 4/30/25–3/31/29, with a value of $284,580,000)	5.310%	9/1/23	279,000	279,000
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $34,006,006,000, collateralized by United States Treasury Note/Bond 0.250%–3.875%, 5/15/24–5/15/52, with a value of $34,006,006,000)	5.300%	9/1/23	34,001,000	34,001,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $2,098,309,000, collateralized by United States Treasury Note/Bond 5.300%, 9/1/23, with a value of $2,150,450,000)	5.300%	9/1/23	2,098,000	2,098,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $1,958,288,000, collateralized by United States Treasury Note/Bond 1.375%–4.250%, 11/15/31–11/15/52, with a value of $1,997,160,000)	5.300%	9/1/23	1,958,000	1,958,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
MUFG Securities America Inc. (Dated 8/31/23, Repurchase Value $139,020,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.375%, 10/15/24–1/15/32, and United States Treasury Note/Bond 0.750%–3.000%, 12/31/23–11/30/28, with a value of $141,780,000)	5.300%	9/1/23	139,000	139,000
Nomura International plc (Dated 8/31/23, Repurchase Value $139,020,000, collateralized by United States Treasury Bill 0.000%, 12/19/23–12/26/23, United States Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 1/15/25–2/15/42, and United States Treasury Note/Bond 0.375%–2.750%, 10/15/24–8/15/51, with a value of $141,780,000)	5.300%	9/1/23	139,000	139,000
RBC Capital Markets LLC (Dated 7/27/23, Repurchase Value $446,659,000, collateralized by United States Treasury Bill 0.000%, 10/5/23–11/14/23, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/25–2/15/45, and United States Treasury Note/Bond 0.375%–4.250%, 2/15/24–11/15/51, with a value of $451,860,000)	5.310%	9/21/23	443,000	443,000
Royal Bank of Canada (Dated 7/27/23, Repurchase Value $1,639,431,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/24–7/15/32, and United States Treasury Note/Bond 0.125%–6.000%, 9/30/23–5/15/52, with a value of $1,658,520,000)	5.310%	9/21/23	1,626,000	1,626,000
Standard Chartered Bank (Dated 8/31/23, Repurchase Value $559,082,000, collateralized by United States Treasury Bill 0.000%, 11/16/23, and United States Treasury Note/Bond 0.250%–4.500%, 5/15/24–5/15/51, with a value of $570,264,000)	5.300%	9/1/23	559,000	559,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/23, Repurchase Value $419,062,000, collateralized by United States Treasury Note/Bond 1.250%–4.250%, 3/31/24–12/31/28, with a value of $427,380,000)	5.300%	9/1/23	419,000	419,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 8/31/23, Repurchase Value $83,012,000, collateralized by United States Treasury Note/Bond 2.500%–3.125%, 4/30/24–8/15/25, with a value of $84,660,000)	5.310%	9/1/23	83,000	83,000
Total Repurchase Agreements (Cost $44,099,000)				44,099,000
Total Investments (105.0%) (Cost $114,448,397)				114,448,397
Other Assets and Liabilities—Net (-5.0%)				(5,448,992)
Net Assets (100%)				108,999,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,349,397)	70,349,397
Repurchase Agreements (Cost $44,099,000)	44,099,000
Total Investments in Securities	114,448,397
Investment in Vanguard	3,532
Receivables for Accrued Income	214,667
Receivables for Capital Shares Issued	187,144
Total Assets	114,853,740
Liabilities
Due to Custodian	1,422
Payables for Investment Securities Purchased	5,638,238
Payables for Capital Shares Redeemed	175,924
Payables for Distributions	34,003
Payables to Vanguard	4,748
Total Liabilities	5,854,335
Net Assets	108,999,405
At August 31, 2023, net assets consisted of:

Paid-in Capital	108,998,733
Total Distributable Earnings (Loss)	672
Net Assets	108,999,405

Net Assets
Applicable to 108,985,451,403 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	108,999,405
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	4,382,615
Total Income	4,382,615
Expenses
The Vanguard Group—Note B
Investment Advisory Services	410
Management and Administrative	91,752
Marketing and Distribution	5,507
Custodian Fees	199
Auditing Fees	31
Shareholders’ Reports	689
Trustees’ Fees and Expenses	50
Other Expenses	14
Total Expenses	98,652
Expenses Paid Indirectly	(55)
Net Expenses	98,597
Net Investment Income	4,284,018
Realized Net Gain (Loss) on Investment Securities Sold	728
Net Increase (Decrease) in Net Assets Resulting from Operations	4,284,746

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,284,018	422,281
Realized Net Gain (Loss)	728	62
Net Increase (Decrease) in Net Assets Resulting from Operations	4,284,746	422,343
Distributions
Total Distributions	(4,284,220)	(430,686)
Capital Share Transactions (at $1.00 per share)
Issued	61,590,228	32,229,346
Issued in Lieu of Cash Distributions	3,952,800	400,798
Redeemed	(45,093,879)	(38,955,502)
Net Increase (Decrease) from Capital Share Transactions	20,449,149	(6,325,358)
Total Increase (Decrease)	20,449,675	(6,333,701)
Net Assets
Beginning of Period	88,549,730	94,883,431
End of Period	108,999,405	88,549,730

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0435	.0047	.0002	.012	.024
Net Realized and Unrealized Gain (Loss) on Investments	(.0006)	.0002	—	—	—
Total from Investment Operations	.0429	.0049	.0002	.012	.024
Distributions
Dividends from Net Investment Income	(.0429)	(.0048)	(.0002)	(.012)	(.024)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0429)	(.0049)	(.0002)	(.012)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.38%	0.49%	0.02%	1.21%	2.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$108,999	$88,550	$94,883	$25,704	$18,923
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.08%	0.07%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.35%	0.47%	0.02%	1.20%	2.39%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the years ended August 31, 2023, 2020 and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Cash Reserves Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $3,532,000, representing less than 0.01% of the fund’s net assets and 1.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $55,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Cash Reserves Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	34,667
Undistributed Long-Term Gains	8
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(34,003)
Total	672
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	4,284,219	430,686
Long-Term Capital Gains	1	—
Total	4,284,220	430,686
*	Includes short-term capital gains, if any.

Cash Reserves Federal Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	114,448,397
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	60.4%
8 - 30 Days	8.2
31 - 60 Days	12.0
61 - 90 Days	6.3
91 - 180 Days	10.4
Over 180 Days	2.7

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (61.7%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	5.350%	9/1/23	123,000	122,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	5.360%	9/1/23	154,000	153,996
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	5.325%	9/1/23	186,901	186,899
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.340%	9/1/23	149,548	149,548
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.345%	9/1/23	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	5.350%	9/1/23	66,068	66,066
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	5.355%	9/1/23	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	5.380%	9/1/23	307,715	307,710
	Federal Farm Credit Discount Notes	5.322%	11/24/23	8,446	8,342
	Federal Home Loan Banks	5.020%	12/14/23	1,047,500	1,047,489
	Federal Home Loan Banks	5.510%	4/1/24	1,115,965	1,115,965
	Federal Home Loan Banks	5.500%	4/1/24	523,000	523,000
	Federal Home Loan Banks	5.350%	5/30/24	698,665	698,665
	Federal Home Loan Banks Discount Notes	5.386%	9/1/23	532	532
	Federal Home Loan Banks Discount Notes	5.390%	9/5/23	169	169
	Federal Home Loan Banks Discount Notes	5.389%	9/6/23	1,092	1,091
	Federal Home Loan Banks Discount Notes	5.386%	9/8/23	211	211
	Federal Home Loan Banks Discount Notes	5.158%–5.164%	9/13/23	372,300	371,674
	Federal Home Loan Banks Discount Notes	5.205%	9/15/23	70,798	70,658
	Federal Home Loan Banks Discount Notes	5.315%	9/20/23	426,284	425,115
	Federal Home Loan Banks Discount Notes	5.366%	9/22/23	1,044,649	1,041,480
	Federal Home Loan Banks Discount Notes	5.369%	9/26/23	349,371	348,109
	Federal Home Loan Banks Discount Notes	5.301%–5.392%	10/11/23	1,628,607	1,619,067
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	10/13/23	645,561	641,594
	Federal Home Loan Banks Discount Notes	5.314%	10/16/23	402,000	399,367
	Federal Home Loan Banks Discount Notes	5.307%–5.332%	10/18/23	2,202,029	2,186,900
	Federal Home Loan Banks Discount Notes	5.313%–5.418%	10/20/23	800,004	794,265
	Federal Home Loan Banks Discount Notes	5.356%–5.445%	10/25/23	1,421,618	1,410,381
	Federal Home Loan Banks Discount Notes	5.308%–5.428%	10/27/23	475,534	471,625
	Federal Home Loan Banks Discount Notes	5.374%–5.435%	11/1/23	173,079	171,528
	Federal Home Loan Banks Discount Notes	5.372%	11/3/23	1,184,755	1,173,798
	Federal Home Loan Banks Discount Notes	5.372%	11/8/23	107,692	106,617

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	5.441%	11/15/23	105,613	104,448
	Federal Home Loan Banks Discount Notes	5.393%	11/17/23	197,128	194,906
	Federal Home Loan Banks Discount Notes	5.396%	11/24/23	1,078,324	1,064,969
	Federal Home Loan Banks Discount Notes	5.505%	12/13/23	96,061	94,593
	Federal Home Loan Banks Discount Notes	5.506%	12/15/23	70,479	69,381
	Federal Home Loan Banks Discount Notes	5.511%	12/20/23	70,479	69,329
	Federal Home Loan Banks Discount Notes	5.466%	12/22/23	710,432	698,629
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	698,347	683,511
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	2,095,308	2,050,516
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	9/1/23	1,046,000	1,046,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.320%	11/27/23	70,000	70,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	1,290,000	1,290,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	1,130,000	1,130,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	508,010	508,010
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	374,500	374,500
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	9/1/23	277,800	277,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/15/23	563,200	563,200
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	703,895	703,895
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/21/23	352,025	352,025
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/22/23	1,119,000	1,119,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.325%	12/26/23	70,400	70,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,662,185	1,662,185
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,403,900	1,403,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	1,115,600	1,115,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	931,400	931,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	909,500	909,500
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	727,900	727,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	566,965	566,965
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	564,720	564,720
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	560,000	560,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	560,000	560,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	347,555	347,555
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/1/23	333,990	333,990
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	9/25/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	11/20/23	350,760	350,760
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	12/11/23	351,910	351,910
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/24/24	1,747,330	1,747,330
[2]	Federal Home Loan Banks, SOFR + 0.030%	5.330%	1/29/24	789,170	789,170
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,693,150	1,693,150
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,204,240	1,204,240
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	1,133,900	1,133,900
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	333,995	333,995
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	277,800	277,800
[2]	Federal Home Loan Banks, SOFR + 0.035%	5.335%	9/1/23	253,300	253,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	1,664,600	1,664,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	258,845	258,845
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	9/1/23	193,570	193,570
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/19/23	349,200	349,200
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	10/20/23	349,235	349,235
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	1/9/24	1,055,785	1,055,785
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/20/24	510,360	510,360
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/26/24	140,895	140,895
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/27/24	2,537,640	2,537,640
[2]	Federal Home Loan Banks, SOFR + 0.040%	5.340%	2/28/24	1,056,245	1,056,245
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	10/24/23	698,380	698,380
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/4/24	373,000	373,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	5.345%	3/8/24	704,360	704,360
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	9/1/23	559,200	559,200
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	11/28/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/22/24	704,805	704,805
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	528,000	528,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	3/28/24	245,000	245,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	5.350%	4/5/24	1,408,320	1,408,320
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	994,000	994,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	9/1/23	559,200	559,200
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	11/24/23	1,397,300	1,397,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	5.355%	2/16/24	105,665	105,671
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	1,395,000	1,395,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	415,000	415,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	286,100	286,100
[2]	Federal Home Loan Banks, SOFR + 0.060%	5.360%	9/1/23	283,130	283,130
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	1,394,400	1,394,400
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	1,138,000	1,138,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	5.365%	9/1/23	553,700	553,700
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	1,047,000	1,047,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	643,000	643,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	475,000	475,000
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.370%	9/1/23	391,400	391,400
[2]	Federal Home Loan Banks, SOFR + 0.075%	5.375%	9/1/23	698,500	698,500
[2]	Federal Home Loan Banks, SOFR + 0.080%	5.380%	9/1/23	1,250,000	1,250,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	1,880,010	1,880,010
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	702,900	702,900
[2]	Federal Home Loan Banks, SOFR + 0.090%	5.390%	9/1/23	698,400	698,400
[2]	Federal Home Loan Banks, SOFR + 0.095%	5.395%	9/1/23	2,329,985	2,329,987
[2]	Federal Home Loan Banks, SOFR + 0.120%	5.420%	9/1/23	25,285	25,293
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	419,991	417,329
	United States Treasury Bill	4.965%	9/1/23	5,054,100	5,012,510
	United States Treasury Bill	4.561%–4.960%	9/1/23	4,428,068	4,409,883
	United States Treasury Bill	4.557%–4.880%	9/5/23	5,000,000	4,997,111
	United States Treasury Bill	5.137%–5.152%	9/7/23	2,505,800	2,503,595
	United States Treasury Bill	4.561%–5.007%	9/19/23	2,014,750	2,009,456
	United States Treasury Bill	4.565%–5.185%	9/26/23	5,063,378	5,044,797
	United States Treasury Bill	4.829%–5.163%	9/28/23	3,284,022	3,271,117
	United States Treasury Bill	5.014%–5.142%	10/5/23	3,096,180	3,080,889
	United States Treasury Bill	4.955%	10/10/23	1,140,200	1,133,780
	United States Treasury Bill	4.946%–5.284%	10/12/23	4,061,451	4,037,165
	United States Treasury Bill	4.955%–5.074%	10/17/23	1,257,431	1,249,054
	United States Treasury Bill	4.980%–5.232%	10/19/23	3,937,354	3,909,781
	United States Treasury Bill	4.965%–5.108%	10/24/23	5,173,045	5,132,755
	United States Treasury Bill	4.949%	10/26/23	4,868,000	4,828,801
	United States Treasury Bill	5.012%	11/2/23	4,028,610	3,991,973
	United States Treasury Bill	5.157%	11/7/23	2,509,500	2,484,980
	United States Treasury Bill	5.001%	11/9/23	2,441,000	2,416,016
	United States Treasury Bill	5.268%	11/16/23	975,229	964,327
	United States Treasury Bill	5.275%	11/24/23	2,109,970	2,083,877
	United States Treasury Bill	5.313%–5.451%	11/30/23	6,055,478	5,974,804
	United States Treasury Bill	5.212%	12/19/23	1,395,678	1,373,260
	United States Treasury Bill	5.222%	12/26/23	3,870,000	3,803,722
	United States Treasury Bill	5.237%	1/2/24	2,581,000	2,535,526
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	5.338%	9/1/23	171,553	171,468
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	5.450%	9/1/23	2,200,000	2,200,000
Total U.S. Government and Agency Obligations (Cost $160,280,247)					160,280,247
Repurchase Agreements (43.3%)
	Bank of Montreal (Dated 7/24/23, Repurchase Value $353,276,000, collateralized by United States Treasury Note/Bond 0.250%–3.000%, 4/30/24–11/15/29, with a value of $358,020,000)	5.305%	9/6/23	351,000	351,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 7/27/23, Repurchase Value $353,899,000, collateralized by United States Treasury Note/Bond 4.375%, 8/31/28, with a value of $358,020,000)	5.310%	9/21/23	351,000	351,000
Bank of Montreal (Dated 8/23/23, Repurchase Value $176,752,000, collateralized by United States Treasury Note/Bond 0.250%–2.375%, 2/29/24–5/15/24, with a value of $179,520,000)	5.305%	9/21/23	176,000	176,000
Canadian Imperial Bank of Commerce (Dated 7/27/23, Repurchase Value $3,480,514,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and United States Treasury Note/Bond 0.375%–5.553%, 2/29/24–11/15/51, with a value of $3,521,040,000)	5.310%	9/21/23	3,452,000	3,452,000
Canadian Imperial Bank of Commerce (Dated 8/29/23, Repurchase Value $106,360,000, collateralized by United States Treasury Note/Bond 0.875%–4.125%, 6/15/26–8/15/45, with a value of $108,120,000)	5.310%	9/21/23	106,000	106,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $1,255,185,000, collateralized by United States Treasury Note/Bond 0.250%–4.625%, 9/30/23–2/15/32, with a value of $1,280,100,000)	5.300%	9/1/23	1,255,000	1,255,000
Credit Agricole Securities (Dated 8/31/23, Repurchase Value $717,106,000, collateralized by United States Treasury Note/Bond 0.625%–4.125%, 10/15/24–10/31/27, with a value of $731,340,000)	5.310%	9/1/23	717,000	717,000
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $87,481,877,000, collateralized by United States Treasury Note/Bond 1.125%–6.125%, 11/15/27–5/15/52, with a value of $87,481,877,000)	5.300%	9/1/23	87,469,000	87,469,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $5,377,792,000, collateralized by United States Treasury Note/Bond 5.300%, 9/1/23, with a value of $5,511,425,000)	5.300%	9/1/23	5,377,000	5,377,000
Fixed Income Clearing Corp. (Dated 8/31/23, Repurchase Value $5,019,739,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.375%–0.625%, 1/15/26–1/15/27, and United States Treasury Note/Bond 0.250%–2.125%, 5/15/25–11/15/41, with a value of $5,119,380,000)	5.300%	9/1/23	5,019,000	5,019,000
MUFG Securities America Inc. (Dated 8/31/23, Repurchase Value $359,053,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 7/15/30–7/15/32, and United States Treasury Note/Bond 0.750%–3.000%, 5/31/26–2/15/47, with a value of $366,180,000)	5.300%	9/1/23	359,000	359,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International plc (Dated 8/31/23, Repurchase Value $359,053,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/24–2/15/41, and United States Treasury Note/Bond 0.375%–4.250%, 1/31/24–8/15/33, with a value of $366,180,000)	5.300%	9/1/23	359,000	359,000
RBC Capital Markets LLC (Dated 7/27/23, Repurchase Value $1,059,681,000, collateralized by United States Treasury Bill 0.000%, 9/7/23–2/22/24, United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/53, and United States Treasury Note/Bond 0.125%–4.500%, 1/15/24–2/15/51, with a value of $1,072,020,000)	5.310%	9/21/23	1,051,000	1,051,000
Royal Bank of Canada (Dated 7/27/23, Repurchase Value $3,886,842,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/24–2/15/51, and United States Treasury Note/Bond 0.125%–7.625%, 9/15/23–11/15/52, with a value of $3,932,100,000)	5.310%	9/21/23	3,855,000	3,855,000
Standard Chartered Bank (Dated 8/31/23, Repurchase Value $1,434,211,000, collateralized by United States Treasury Inflation Indexed Note/Bond 1.375%, 2/15/44, and United States Treasury Note/Bond 0.375%–4.250%, 12/31/23–11/15/52, with a value of $1,462,895,000)	5.300%	9/1/23	1,434,000	1,434,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/23, Repurchase Value $1,076,158,000, collateralized by United States Treasury Note/Bond 2.000%–4.750%, 5/31/25–2/15/50, with a value of $1,097,520,000)	5.300%	9/1/23	1,076,000	1,076,000
TD Securities (USA) LLC (Dated 8/31/23, Repurchase Value $216,032,000, collateralized by United States Treasury Note/Bond 2.500%–4.000%, 5/15/24–12/15/25, with a value of $220,320,000)	5.310%	9/1/23	216,000	216,000
Total Repurchase Agreements (Cost $112,623,000)				112,623,000
Total Investments (105.0%) (Cost $272,903,247)				272,903,247
Other Assets and Liabilities—Net (-5.0%)				(12,914,592)
Net Assets (100%)				259,988,655
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $160,280,247)	160,280,247
Repurchase Agreements (Cost $112,623,000)	112,623,000
Total Investments in Securities	272,903,247
Investment in Vanguard	8,390
Receivables for Accrued Income	470,976
Receivables for Capital Shares Issued	296,917
Other Assets	10,500
Total Assets	273,690,030
Liabilities
Due to Custodian	698
Payables for Investment Securities Purchased	13,438,178
Payables for Capital Shares Redeemed	198,692
Payables for Distributions	51,374
Payables to Vanguard	12,433
Total Liabilities	13,701,375
Net Assets	259,988,655
At August 31, 2023, net assets consisted of:

Paid-in Capital	259,989,122
Total Distributable Earnings (Loss)	(467)
Net Assets	259,988,655

Net Assets
Applicable to 259,988,611,836 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	259,988,655
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	10,335,512
Total Income	10,335,512
Expenses
The Vanguard Group—Note B
Investment Advisory Services	966
Management and Administrative	232,642
Marketing and Distribution	18,043
Custodian Fees	446
Auditing Fees	30
Shareholders’ Reports	4,649
Trustees’ Fees and Expenses	122
Other Expenses	14
Total Expenses	256,912
Expenses Paid Indirectly	(197)
Net Expenses	256,715
Net Investment Income	10,078,797
Realized Net Gain (Loss) on Investment Securities Sold	860
Net Increase (Decrease) in Net Assets Resulting from Operations	10,079,657

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,078,797	1,032,737
Realized Net Gain (Loss)	860	350
Net Increase (Decrease) in Net Assets Resulting from Operations	10,079,657	1,033,087
Distributions
Total Distributions	(10,078,914)	(1,032,754)
Capital Share Transactions (at $1.00 per share)
Issued	127,209,761	103,314,268
Issued in Lieu of Cash Distributions	9,550,042	979,612
Redeemed	(93,313,186)	(82,138,377)
Net Increase (Decrease) from Capital Share Transactions	43,446,617	22,155,503
Total Increase (Decrease)	43,447,360	22,155,836
Net Assets
Beginning of Period	216,541,295	194,385,459
End of Period	259,988,655	216,541,295

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0432	.0050	.0002	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	(.0005)	(.0002)	—	—	—
Total from Investment Operations	.0427	.0048	.0002	.010	.022
Distributions
Dividends from Net Investment Income	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0427)	(.0048)	(.0002)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.36%	0.48%	0.02%	1.03%	2.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259,989	$216,541	$194,385	$197,525	$132,966
Ratio of Total Expenses to Average Net Assets[3]	0.11%[4]	0.09%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.32%	0.50%	0.02%	0.93%	2.24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the years ended August 31, 2023, 2020, and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Federal Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,390,000, representing less than 0.01% of the fund’s net assets and 3.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $197,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Federal Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	51,374
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(467)
Qualified Late-Year Losses	—
Other Temporary Differences	(51,374)
Total	(467)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	10,078,914	1,032,754
Long-Term Capital Gains	—	—
Total	10,078,914	1,032,754
*	Includes short-term capital gains, if any.

Federal Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	272,903,247
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2023
1 - 7 Days	22.1%
8 - 30 Days	33.1
31 - 60 Days	39.2
61 - 90 Days	5.6

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.0%)
	United States Treasury Bill	4.561%–4.960%	9/1/23	2,625,000	2,613,437
	United States Treasury Bill	4.965%	9/1/23	2,600,000	2,578,605
	United States Treasury Bill	4.557%–4.880%	9/5/23	1,825,000	1,823,935
	United States Treasury Bill	5.137%–5.152%	9/7/23	3,201,397	3,198,581
	United States Treasury Bill	4.561%–4.908%	9/12/23	3,060,000	3,055,072
	United States Treasury Bill	5.142%	9/14/23	3,200,000	3,193,899
	United States Treasury Bill	4.561%–5.007%	9/19/23	3,749,798	3,740,123
	United States Treasury Bill	4.927%–5.137%	9/21/23	3,500,000	3,490,127
	United States Treasury Bill	4.565%–5.185%	9/26/23	2,200,000	2,191,927
	United States Treasury Bill	4.829%–5.163%	9/28/23	4,971,682	4,952,621
	United States Treasury Bill	5.014%–5.142%	10/5/23	4,600,000	4,577,653
	United States Treasury Bill	4.955%	10/10/23	2,500,000	2,485,700
	United States Treasury Bill	4.946%–5.284%	10/12/23	4,737,066	4,709,226
	United States Treasury Bill	4.955%–5.074%	10/17/23	3,314,271	3,291,932
	United States Treasury Bill	4.980%–5.232%	10/19/23	3,853,077	3,827,211
	United States Treasury Bill	4.965%–5.108%	10/24/23	3,549,521	3,521,948
	United States Treasury Bill	4.949%	10/26/23	2,000,000	1,985,211
	United States Treasury Bill	5.012%	11/2/23	1,500,000	1,487,342
	United States Treasury Bill	5.157%	11/7/23	512,000	506,997
	United States Treasury Bill	5.001%	11/9/23	1,500,000	1,485,941
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.035%	5.448%	9/1/23	1,350,000	1,349,959
Total U.S. Government and Agency Obligations (Cost $60,067,447)					60,067,447

Treasury Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (3.7%)
Federal Reserve Bank of New York (Dated 8/31/23, Repurchase Value $2,159,318,000, collateralized by United States Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 7/15/24–1/15/25, and United States Treasury Note/Bond 0.250%–3.875%, 5/15/24–5/15/47, with a value of $2,159,318,000) (Cost $2,159,000)	5.300%	9/1/23	2,159,000	2,159,000
Total Investments (106.7%) (Cost $62,226,447)				62,226,447
Other Assets and Liabilities—Net (-6.7%)				(3,888,755)
Net Assets (100%)				58,337,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $62,226,447)	62,226,447
Investment in Vanguard	1,877
Cash	1
Receivables for Accrued Income	6,800
Receivables for Capital Shares Issued	200,497
Other Assets	3,298
Total Assets	62,438,920
Liabilities
Payables for Investment Securities Purchased	3,873,266
Payables for Capital Shares Redeemed	200,489
Payables for Distributions	25,191
Payables to Vanguard	2,282
Total Liabilities	4,101,228
Net Assets	58,337,692
At August 31, 2023, net assets consisted of:

Paid-in Capital	58,338,146
Total Distributable Earnings (Loss)	(454)
Net Assets	58,337,692

Net Assets
Applicable to 58,335,105,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,337,692
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2023
($000)
Investment Income
Income
Interest	1,992,932
Total Income	1,992,932
Expenses
The Vanguard Group—Note B
Investment Advisory Services	190
Management and Administrative	36,061
Marketing and Distribution	3,531
Custodian Fees	154
Auditing Fees	26
Shareholders’ Reports	202
Trustees’ Fees and Expenses	24
Other Expenses	14
Total Expenses	40,202
Expenses Paid Indirectly	(3)
Net Expenses	40,199
Net Investment Income	1,952,733
Realized Net Gain (Loss) on Investment Securities Sold	321
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953,054

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,952,733	155,618
Realized Net Gain (Loss)	321	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953,054	154,961
Distributions
Total Distributions	(1,952,743)	(155,642)
Capital Share Transactions (at $1.00 per share)
Issued	63,059,684	21,601,161
Issued in Lieu of Cash Distributions	1,755,170	144,000
Redeemed	(40,832,284)	(23,133,582)
Net Increase (Decrease) from Capital Share Transactions	23,982,570	(1,388,421)
Total Increase (Decrease)	23,982,881	(1,389,102)
Net Assets
Beginning of Period	34,354,811	35,743,913
End of Period	58,337,692	34,354,811

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0437	.0045	.0003	.010	.022
Net Realized and Unrealized Gain (Loss) on Investments	(.0015)	—	—	—	—
Total from Investment Operations	.0422	.0045	.0003	.010	.022
Distributions
Dividends from Net Investment Income	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0422)	(.0045)	(.0003)	(.010)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	4.31%	0.45%	0.03%	1.05%	2.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,338	$34,355	$35,744	$38,547	$28,428
Ratio of Total Expenses to Average Net Assets[3]	0.09%[4]	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.37%	0.45%	0.03%	0.95%	2.23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the years ended August 31, 2023, 2020 and 2019, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Treasury Money Market Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,877,000, representing less than 0.01% of the fund’s net assets and 0.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Treasury Money Market Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	25,190
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(454)
Qualified Late-Year Losses	—
Other Temporary Differences	(25,190)
Total	(454)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,952,743	155,642
Long-Term Capital Gains	—	—
Total	1,952,743	155,642
*	Includes short-term capital gains, if any.

Treasury Money Market Fund
As of August 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	62,226,447
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Cash Reserves Federal Money Market Fund	1,884,751
Federal Money Market Fund	4,229,983
Treasury Money Market Fund	1,441,474
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
Each board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
Each board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.

Cost
Each board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2023: $61,000
Fiscal Year Ended August 31, 2022: $58,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2023: $9,326,156
Fiscal Year Ended August 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)            Audit-Related Fees.

Fiscal Year Ended August 31, 2023: $3,295,934
Fiscal Year Ended August 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended August 31, 2023: $1,678,928
Fiscal Year Ended August 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended August 31, 2023: $25,000
Fiscal Year Ended August 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2023: $1,703,928
Fiscal Year Ended August 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 19, 2023

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.